UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR

FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [   ]; Amendment Number: ______
   This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Karpus Investment Management
Address:  183 Sully's Trail
	  Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:
	February 10, 2011	         George Karpus			Pittsford, New York 14534
               [Date]		  [Signature]			       [City, State]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     	  N/A

Form 13F Information Table Entry Total:   132

Form 13F Information Table Value Total:   $999,095.01  (x$1,000)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]

FORM 13F INFORMATION TABLE
Col 1				Col 2	Col 3		Col 4		Col 5				Col 6	Col 7	Col 8
Name of Issuer			Title	CUSIP		Value		Shares		SH/	PUT/ 	Invest.	Other 	Voting Authority
				of 			x($1,000)	or PRN AMT	PRN	Call	Disc'n	Mgrs	Sole		Shared	None
				Class
ABERDEEN ASIA-PAC INCOME FD	Common	003009107	 $96.25 	 14,259 	 SH 	n/a	sole	n/a	sole		0	0
ABERDEEN EMERGING MARKETS T	Common	00301T102	 $2,327.21 	 120,207 	 SH 	n/a	sole	n/a	sole		0	0
ABERDEEN ISRAEL FUND, INC	Common	00301L109	 $458.54 	 26,353 	 SH 	n/a	sole	n/a	sole		0	0
ABERDEEN LATIN AMERICA EQUI	Common	00306K106	 $411.83 	 10,636 	 SH 	n/a	sole	n/a	sole		0	0
ADAMS EXPRESS COMPANY		Common	006212104	 $21,767.55 	 2,026,774 	 SH 	n/a	sole	n/a	sole		0	0
ALLIANCEBERNSTEIN INC FUND	Common	01881E101	 $10,509.66 	 1,325,304 	 SH 	n/a	sole	n/a	sole		0	0
AMERICAN STRATEGIC INC III	Common	03009T101	 $232.94 	 30,450 	 SH 	n/a	sole	n/a	sole		0	0
ASIA PACIFIC FUND INC		Common	044901106	 $3,522.13 	 294,640 	 SH 	n/a	sole	n/a	sole		0	0
BANCROFT FUND LTD		Common	059695106	 $257.17 	 15,199 	 SH 	n/a	sole	n/a	sole		0	0
BANK OF AMERICA CORP		Common	060505104	 $145.94 	 10,940 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK INCOME TRUST		Common	09247F100	 $6,565.93 	 959,932 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNI NY INT DUR F	Common	09255F109	 $263.55 	 20,510 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIASSETS FUND	Common	09254J102	 $146.66 	 12,600 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD CA INSU	Common	09254N103	 $4,294.52 	 335,772 	 SH 	n/a	sole	n/a	sole		0	0
BLUE CHIP VALUE FUND INC	Common	095333100	 $924.05 	 249,069 	 SH 	n/a	sole	n/a	sole		0	0
CENTRAL EUROPE & RUSSIA FUN	Common	153436100	 $587.14 	 14,033 	 SH 	n/a	sole	n/a	sole		0	0
COHEN & STEERS INFRASTUCTUR	Common	19248A109	 $11,245.11 	 684,842 	 SH 	n/a	sole	n/a	sole		0	0
CORNING INC COM			Common	219350105	 $386.40 	 20,000 	 SH 	n/a	sole	n/a	sole		0	0
CORP PROP ASSOC 16 GLOBAL	Common	98MSC0EK7	 $92.00 	 10,000 	 SH 	n/a	sole	n/a	sole		0	0
DELAWARE INV AZ MUNI INCM F	Common	246100101	 $5,723.26 	 446,432 	 SH 	n/a	sole	n/a	sole		0	0
DTF TAX-FREE INCOME INC		Common	23334J107	 $21,776.36 	 1,469,390 	 SH 	n/a	sole	n/a	sole		0	0
EATON VANCE MI MUNICIPAL IN	Common	27826D106	 $1,606.21 	 140,550 	 SH 	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-MANAGED GLO	Common	27829F108	 $2,550.95 	 242,255 	 SH 	n/a	sole	n/a	sole		0	0
ETF POWERSHARES INSURED		Common	73936T474	 $23,453.57 	 1,040,531 	 SH 	n/a	sole	n/a	sole		0	0
EXXON MOBIL CORP		Common	30231G102	 $581.60 	 7,954 		 SH 	n/a	sole	n/a	sole		0	0
FEDERATED ENHANCED TREASURY	Common	314162108	 $684.24 	 40,875 	 SH 	n/a	sole	n/a	sole		0	0
FIRST NIAGARA FINANCIAL GRP	Common	33582V108	 $168.04 	 12,020 	 SH 	n/a	sole	n/a	sole		0	0
FORT DEARBORN INCOME SEC	Common	347200107	 $5,759.36 	 372,533 	 SH 	n/a	sole	n/a	sole		0	0
FRANKLIN STREET PROPERTIES 	Common	35471R106	 $906.29 	 63,599 	 SH 	n/a	sole	n/a	sole		0	0
GABELLI DIVIDEND & INCOME T	Common	36242H104	 $16,387.57 	 1,066,899 	 SH 	n/a	sole	n/a	sole		0	0
GENERAL AMERICAN INVESTORS	Common	368802104	 $11,412.07 	 425,506 	 SH 	n/a	sole	n/a	sole		0	0
GENERAL ELECTRIC CO		Common	369604103	 $216.96 	 11,862 	 SH 	n/a	sole	n/a	sole		0	0
GREATER CHINA FUND		Common	39167B102	 $822.99 	 62,585 	 SH 	n/a	sole	n/a	sole		0	0
GSI GROUP, INC.			Common	36191C205	 $165.46 	 15,639 	 SH 	n/a	sole	n/a	sole		0	0
H & Q HEALTHCARE INVESTORS	Common	404052102	 $2,589.73 	 193,697 	 SH 	n/a	sole	n/a	sole		0	0
H & Q LIFE SCIENCES INVSTRS	Common	404053100	 $6,223.49 	 577,827 	 SH 	n/a	sole	n/a	sole		0	0
IBERO-AMERICA FUND INC		Common	45082X103	 $302.57 	 46,264 	 SH 	n/a	sole	n/a	sole		0	0
INTERNATIONAL BUSINESS MACH	Common	459200101	 $536.26 	 3,654 		 SH 	n/a	sole	n/a	sole		0	0
INVESCO CA QUAL MUNI SEC	Common	46130M107	 $2,581.76 	 218,979 	 SH 	n/a	sole	n/a	sole		0	0
INVESCO CALIFORNIA INSURED 	Common	46130L109	 $4,548.30 	 350,949 	 SH 	n/a	sole	n/a	sole		0	0
INVESCO INSD MUNI BOND TR	Common	46130Y101	 $616.42 	 47,417 	 SH 	n/a	sole	n/a	sole		0	0
INVESCO NY QUAL MUNI SEC	Common	46133F109	 $3,767.31 	 282,831 	 SH 	n/a	sole	n/a	sole		0	0
IPATH DOW JONES-UBS COMMODI	Common	06738C778	 $32,930.74 	 670,414 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS 1-3 YEAR C	Common	464288646	 $1,939.61 	 18,600 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES FTSE/XINHUA CHINA 2	Common	464287184	 $2,158.38 	 50,090 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES IBOXX INV GR CORP B	Common	464287242	 $6,299.06 	 58,088 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN 7-10YR TREAS	Common	464287440	 $1,704.52 	 18,168 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN TRES INF PR 	Common	464287176	 $11,562.81 	 107,541 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI AUSTRALIA INDE	Common	464286103	 $4,662.08 	 183,258 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI BRAZIL INDEX F	Common	464286400	 $4,559.71 	 58,911 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI CANADA		Common	464286509	 $20,921.84 	 674,898 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI EMU		Common	464286608	 $4,453.72 	 126,275 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI FRANCE INDEX F	Common	464286707	 $7,199.33 	 294,451 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI HONG KONG INDE	Common	464286871	 $1,928.18 	 101,912 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI JAPAN INDEX FD	Common	464286848	 $4,548.54 	 416,915 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI PACIFIC EX JPN	Common	464286665	 $6,873.88 	 146,315 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI SINGAPORE		Common	464286673	 $791.74 	 57,165 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI SPAIN INDEX FD	Common	464286764	 $385.88 	 10,503 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI SWEDEN INDEX F	Common	464286756	 $215.64 	 6,905 	 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI UNITED KINGDOM	Common	464286699	 $9,952.78 	 572,987 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P 500 INDEX FUND	Common	464287200	 $17,553.30 	 139,036 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P EUROPE 350		Common	464287861	 $798.64 	 20,332 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P NATIONAL MUNICI	Common	464288414	 $6,127.44 	 61,781 	 SH 	n/a	sole	n/a	sole		0	0
JAPAN EQUITY FUND		Common	471057109	 $5,779.01 	 944,282 	 SH 	n/a	sole	n/a	sole		0	0
JAPAN SMALLER CAPITALIZATIO	Common	47109U104	 $189.00 	 21,070 	 SH 	n/a	sole	n/a	sole		0	0
JF CHINA REGION FUND INC	Common	46614T107	 $610.63 	 38,672 	 SH 	n/a	sole	n/a	sole		0	0
KIMBERLY-CLARK CORPORATION	Common	494368103	 $424.83 	 6,739 		 SH 	n/a	sole	n/a	sole		0	0
KOREA EQUITY FUND		Common	50063B104	 $1,534.31 	 125,455 	 SH 	n/a	sole	n/a	sole		0	0
LAZARD GLOBAL TOT RT & INC	Common	52106W103	 $2,813.45 	 186,816 	 SH 	n/a	sole	n/a	sole		0	0
LENNOX INTERNATIONAL INC.	Common	526107107	 $438.38 	 9,270 	 	 SH 	n/a	sole	n/a	sole		0	0
LIBERTY ALL STAR EQUITY FUN	Common	530158104	 $25,349.57 	 5,141,900 	 SH 	n/a	sole	n/a	sole		0	0
LIBERTY ALL-STAR GROWTH FD	Common	529900102	 $14,155.11 	 3,330,615 	 SH 	n/a	sole	n/a	sole		0	0
LMP CAPITAL AND INCOME FUND	Common	50208A102	 $9,875.75 	 793,233 	 SH 	n/a	sole	n/a	sole		0	0
LMP REAL ESTATE INCOME FUND	Common	50208C108	 $3,374.05 	 334,064 	 SH 	n/a	sole	n/a	sole		0	0
MACQUARIE GLOBAL INFR TOT R	Common	55608D101	 $9,133.93 	 528,584 	 SH 	n/a	sole	n/a	sole		0	0
MACQUARIE/FT GL INT/UT DV I	Common	55607W100	 $274.11 	 18,930 	 SH 	n/a	sole	n/a	sole		0	0
MEXICO EQUITY AND INCOME FD	Common	592834105	 $506.97 	 44,746 	 SH 	n/a	sole	n/a	sole		0	0
MEXICO FUND INC			Common	592835102	 $614.35 	 21,716 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY ASIA PACIFIC	Common	61744U106	 $7,903.05 	 465,433 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY EMRG MARKETS	Common	61744G107	 $848.00 	 51,834 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY INDIA INVEST	Common	61745C105	 $264.17 	 10,300 	 SH 	n/a	sole	n/a	sole		0	0
NEW GERMANY FUND		Common	644465106	 $11,779.15 	 749,310 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN ARIZONA DVD ADV MUN 	Common	67072E101	 $233.70 	 19,000 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INSD NEW YORK PREMIU	Common	67101R107	 $614.14 	 45,091 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INSD PREM INC MUNI I	Common	6706D8104	 $382.64 	 32,155 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN DIVIDEND AD	Common	67070W103	 $265.96 	 21,500 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN PREMIUM INC	Common	67101Q109	 $3,094.07 	 238,005 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN QUALITY INC	Common	670979103	 $2,083.92 	 159,078 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MULTI-ST INC & GTH 2	Common	67073D102	 $3,369.52 	 382,900 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY DIVIDEND ADV MUNI	Common	67066X107	 $150.75 	 11,686 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY INV QUAL MUNI FD	Common	67062X101	 $382.41 	 28,369 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY QUALITY INC MUNI	Common	670986108	 $570.78 	 41,241 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PREMIER MUNI INC FD	Common	670988104	 $497.47 	 38,120 	 SH 	n/a	sole	n/a	sole		0	0
PAYCHEX CORPORATION		Common	704326107	 $239.18 	 7,738 	 	 SH 	n/a	sole	n/a	sole		0	0
PEPSICO INC			Common	713448108	 $258.05 	 3,950 	 	 SH 	n/a	sole	n/a	sole		0	0
POWERSHARES BUILD AMERICA P	Common	73937B407	 $42,529.44 	 1,695,751 	 SH 	n/a	sole	n/a	sole		0	0
POWERSHARES VRDO TAX-FREE W	Common	73936T433	 $1,581.87 	 63,300 	 SH 	n/a	sole	n/a	sole		0	0
PROCTER & GAMBLE CO		Common	742718109	 $302.03 	 4,695 	 	 SH 	n/a	sole	n/a	sole		0	0
PUTNAM MUNI OPPORTUNITIES T	Common	746922103	 $74,890.81 	 6,889,679 	 SH 	n/a	sole	n/a	sole		0	0
ROYAL DUTCH SHELL PLC - ADR	Common	780259206	 $267.12 	 4,000 		 SH 	n/a	sole	n/a	sole		0	0
ROYCE VALUE TRUST		Common	780910105	 $13,304.97 	 915,060 	 SH 	n/a	sole	n/a	sole		0	0
RYDEX S&P EQUAL WEIGHT ETF	Common	78355W106	 $24,378.51 	 515,293 	 SH 	n/a	sole	n/a	sole		0	0
SINGAPORE FUND INC		Common	82929L109	 $2,513.32 	 165,459 	 SH 	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL INTL 	Common	78464A516	 $8,695.57 	 148,744 	 SH 	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL MUNIC	Common	78464A458	 $3,723.17 	 172,130 	 SH 	n/a	sole	n/a	sole		0	0
SPDR DOW JONES INDUSTRIAL A	Common	78467X109	 $37,231.59 	 321,989 	 SH 	n/a	sole	n/a	sole		0	0
SPDR LEHMAN SHORT TERM MUNI	Common	78464A425	 $24,243.32 	 1,018,199 	 SH 	n/a	sole	n/a	sole		0	0
SPDR TRUST SERIES 1		Common	78462F103	 $55,267.25 	 439,501 	 SH 	n/a	sole	n/a	sole		0	0
SPECIAL OPPORTUNITIES FUND	Common	84741T104	 $4,509.97 	 305,761 	 SH 	n/a	sole	n/a	sole		0	0
SUNAMERICA FOCUSED ALPHA GR	Common	867037103	 $30,414.89 	 1,734,030 	 SH 	n/a	sole	n/a	sole		0	0
SUNAMERICA FOCUSED ALPHA L/	Common	867038101	 $20,143.60 	 1,279,771 	 SH 	n/a	sole	n/a	sole		0	0
SWISS HELVETIA FUND		Common	870875101	 $8,121.31 	 599,801 	 SH 	n/a	sole	n/a	sole		0	0
TAIWAN FUND INC			Common	874036106	 $255.60 	 13,285 	 SH 	n/a	sole	n/a	sole		0	0
TAIWAN GREATER CHINA FUND	Common	874037104	 $1,169.28 	 153,853 	 SH 	n/a	sole	n/a	sole		0	0
TEMPLETON DRAGON FUND INC	Common	88018T101	 $224.37 	 7,300 	 	 SH 	n/a	sole	n/a	sole		0	0
TEXTRON INC			Common	883203101	 $280.65 	 11,872 	 SH 	n/a	sole	n/a	sole		0	0
THAI FUND INC			Common	882904105	 $259.33 	 20,260 	 SH 	n/a	sole	n/a	sole		0	0
THE EUROPEAN EQUITY FUND, I	Common	298768102	 $6,269.59 	 827,123 	 SH 	n/a	sole	n/a	sole		0	0
TRI-CONTINENTAL CORPORATION	Common	895436103	 $11,718.00 	 851,599 	 SH 	n/a	sole	n/a	sole		0	0
TS&W/CLAYMORE T/A BALANCED	Common	87280R108	 $2,172.16 	 206,087 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EMERGING MARKET ET	Common	922042858	 $12,725.81 	 264,317 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EUROPE PACIFIC ETF	Common	921943858	 $25,188.96 	 696,790 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EUROPEAN ETF		Common	922042874	 $19,001.95 	 387,084 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD LARGE-CAP ETF		Common	922908637	 $28,103.60 	 487,825 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD MID-CAP ETF		Common	922908629	 $16,670.18 	 223,881 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD PACIFIC ETF		Common	922042866	 $14,776.78 	 259,060 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD SMALL-CAP ETF		Common	922908751	 $20,423.99 	 281,206 	 SH 	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD OPP&INC	Common	95766R104	 $11,571.27 	 924,962 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET INFLATION MAN	Common	95766U107	 $20,071.97 	 1,137,222 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET MUNICIPAL PAR	Common	95766P108	 $16,502.57 	 1,244,538 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET VARIABLE RATE	Common	957667108	 $4,986.00 	 293,467 	 SH 	n/a	sole	n/a	sole		0	0
ZWEIG FUND INC			Common	989834106	 $1,410.66 	 421,092 	 SH 	n/a	sole	n/a	sole		0	0
Total Securities: 132					 $999,095.01


